Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	874	$ 3,126

International Equity Funds - 38.2%
Transamerica Emerging Markets Equity (C)	4,883,572	50,154,282
Transamerica Emerging Markets Opportunities (B) (C)	6,661,852	64,819,817
Transamerica Global Real Estate Securities (C)	242,394	3,029,925
Transamerica International Equity (C)	7,878,529	127,710,950
Transamerica International Growth (C)	13,211,040	103,706,667
Transamerica International Small Cap Value (C)	2,892,988	33,876,891
Transamerica International Stock (C)	1,126,720	10,084,144

		393,382,676

U.S. Alternative Fund - 1.9%
Transamerica Event Driven (C)	1,753,370	19,620,208

U.S. Equity Funds - 56.2%
Transamerica Capital Growth (C)	6,173,608	121,064,456
Transamerica Dividend Focused (C)	18,394,257	128,943,741
Transamerica Large Cap Value (C)	11,542,246	106,073,239

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (C)	1,130,585	$ 13,634,859
Transamerica Mid Cap Value (C)	3,214,350	33,397,101
Transamerica Mid Cap Value Opportunities (C)	1,402,154	13,825,237
Transamerica Small Cap Growth (C)	1,913,964	13,780,543
Transamerica Small Cap Value (C)	2,002,180	15,657,045
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	5,111	3,587
Transamerica US Growth (C)	5,025,390	131,765,723

		578,145,531

U.S. Mixed Allocation Fund - 3.8%
Transamerica MLP & Energy Income (C)	7,981,645	39,429,326

Total Investment Companies (Cost $948,779,579)		1,030,580,867

Total Investments (Cost $948,779,579)		1,030,580,867
Net Other Assets (Liabilities) - (0.1)%		(802,710)

Net Assets - 100.0%		$ 1,029,778,157

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,030,574,154	$—	$—	$1,030,574,154

Total	$1,030,574,154	$—	$—	$1,030,574,154

Investment Companies Measured at Net Asset Value (E)				6,713

Total Investments				$1,030,580,867

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2020	Shares as of July 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$95,871,975	$22,275,481	$(46,824,725)	$3,894,557	$45,847,168	$121,064,456	6,173,608	$—	$19,068,806
Transamerica Dividend Focused	130,221,023	52,559,538	(17,727,622)	(3,381,731)	(32,727,467)	128,943,741	18,394,257	3,074,144	13,581,362
Transamerica Emerging Markets Equity	136,359,256	3,606,129	(92,696,471)	(5,790,125)	8,675,493	50,154,282	4,883,572	3,606,129	—
Transamerica Emerging Markets Opportunities	—	66,509,782	(174,108)	(8,249)	(1,507,608)	64,819,817	6,661,852	—	—
Transamerica Event Driven	21,758,434	90,127	(3,603,292)	212,070	1,162,869	19,620,208	1,753,370	90,128	—
Transamerica Global Allocation Liquidating Trust	3,306	—	—	—	(180)	3,126	874	—	—
Transamerica Global Multifactor Macro	16,457,255	366,368	(16,901,121)	(253,606)	331,104	—	—	366,368	—
Transamerica Global Real Estate Securities	3,933,552	382,674	(529,689)	5,974	(762,586)	3,029,925	242,394	143,912	127,872
Transamerica International Equity	155,803,003	8,763,075	(21,157,575)	(3,735,071)	(11,962,482)	127,710,950	7,878,529	4,426,586	—
Transamerica International Growth	109,937,917	5,276,720	(14,819,522)	(2,766,933)	6,078,485	103,706,667	13,211,040	2,135,239	—
Transamerica International Small Cap Value	40,311,478	2,079,814	(5,357,525)	(434,917)	(2,721,959)	33,876,891	2,892,988	935,614	—
Transamerica International Stock	3,445,875	7,502,110	(15,729)	(1,644)	(846,468)	10,084,144	1,126,720	13,042	—
Transamerica Large Cap Value	97,149,539	39,057,697	(13,999,188)	(1,595,567)	(14,539,242)	106,073,239	11,542,246	1,468,261	2,619,810
Transamerica Managed Futures Strategy	24,078,521	899,287	(24,160,621)	(6,292,077)	5,474,890	—	—	899,287	—
Transamerica Mid Cap Growth	632,486	10,875,216	(20,245)	923	2,146,479	13,634,859	1,130,585	—	10,884
Transamerica Mid Cap Value	43,749,074	5,179,991	(6,039,726)	(509,511)	(8,982,727)	33,397,101	3,214,350	508,770	3,428,962
Transamerica Mid Cap Value Opportunities	18,141,343	1,233,779	(2,516,752)	(150,625)	(2,882,508)	13,825,237	1,402,154	201,905	512,366
Transamerica MLP & Energy Income	57,733,616	3,843,076	(10,898,271)	(2,302,296)	(8,946,799)	39,429,326	7,981,645	2,238,355	—
Transamerica Small Cap Core	2,042,175	76,883	(1,805,883)	(347,552)	34,377	—	—	21,392	—
Transamerica Small Cap Growth	12,306,612	2,720,352	(1,767,418)	(237,254)	758,251	13,780,543	1,913,964	—	801,119
Transamerica Small Cap Value	22,099,825	1,521,919	(3,035,052)	(589,389)	(4,340,258)	15,657,045	2,002,180	458,633	457,549
Transamerica Small Company Growth Liquidating Trust	3,180	—	—	—	407	3,587	5,111	—	—
Transamerica US Growth	147,721,996	16,274,900	(52,877,688)	5,402,272	15,244,243	131,765,723	5,025,390	498,998	11,151,914

Total	$1,139,761,441	$251,094,918	$(336,928,223)	$(18,880,751)	$(4,466,518)	$1,030,580,867	97,436,829	$21,086,763	$51,760,644

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At July 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$3,126	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,587	0.0	(A)

Total			$60,105	$6,713	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Asset Allocation – Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 4